INCOME TAX EXPENSES - Reconciliation between income tax expenses computed by applying PRC enterprise tax rate before income taxes and actual provision (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
INCOME TAX EXPENSES
Income from operations in the PRC	¥ 177,311		¥ 126,692	¥ 65,920
Income (loss) from overseas entities	(15,713)		3,371	1,731
Income before income tax credits (expenses)	161,598	$ 22,138	130,063	67,651
Tax expense at PRC enterprise income tax rate of 25%	40,400		32,515	16,913
Income tax on tax holiday(1)	(20,298)		(14,952)	(8,062)
Tax effect of permanent differences(2)	(13,572)		(12,860)	(19,183)
Change in valuation allowance(3)	8,227		11,494	8,979
Effect of share-based compensation	2,467		16	2,934
Effect of income tax in jurisdictions other than the PRC	(311)		(2,625)	(2,028)
Income tax (benefit) expenses	¥ 16,913	$ 2,317	¥ 13,588	¥ (447)